Investments - Change in investments (Details) $ in Millions, $ in Millions				12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 25, 2020 CAD ($)	Nov. 25, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Change In Investments [Roll Forward]
Equity income				$ 1	$ 0	$ 0
Change in foreign exchange rates				17	(15)	$ (15)
Consolidated structured entities [member]
Change In Investments [Roll Forward]
Balance, Dec. 31, 2019				0
Contributions				102
Equity income				1
Change in foreign exchange rates				(3)
Balance, Dec. 31, 2020				100	0
Skookumchuck
Change In Investments [Roll Forward]
Contributions		$ 86	$ 66
EMG International, LLC
Change In Investments [Roll Forward]
Contributions	$ 12
SP Skookumchuck Investment, LLC
Change In Investments [Roll Forward]
Balance, Dec. 31, 2019				0
Contributions				86
Equity income				1
Change in foreign exchange rates				(2)
Balance, Dec. 31, 2020				85	0
EMG International, LLC
Change In Investments [Roll Forward]
Balance, Dec. 31, 2019				0
Contributions				16
Equity income				0
Change in foreign exchange rates				(1)
Balance, Dec. 31, 2020				$ 15	$ 0